MERGER AND SELF-MANAGEMENT TRANSACTION (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Combinations [Abstract]
MERGER AND SELF-MANAGEMENT TRANSACTION
NOTE 12. OPERATING PARTNERSHIP UNITS

Class M OP Units

On September 19, 2019, the Company, the Operating Partnership, BrixInvest and Daisho OP Holdings, LLC, a formerly wholly owned subsidiary of BrixInvest (“Daisho”) which was spun off from BrixInvest on December 31, 2019, entered into the Contribution Agreement pursuant to which the Company agreed to acquire substantially all of the net assets of BrixInvest in exchange for 657,949.5 Class M OP Units in the Operating Partnership and assumed certain liabilities. The consideration transferred as of December 31, 2019 was determined to have a fair value of $50,603,000 based on a probability weighted analysis of achieving the requisite assets under management (“AUM”) and adjusted funds from operations (“AFFO”) hurdles.

The Class M OP Units were issued to Daisho on December 31, 2019 in connection with the Self-Management Transaction and are non-voting, non-dividend accruing, and were not able to be converted or exchanged prior to the one-year anniversary of the Self-Management Transaction. Investors holding units in BrixInvest received Daisho units in a ratio of 1:1 for an aggregate of 657,949.5 Daisho units. During 2020, Daisho distributed the Class M OP Units to its members. The Class M OP Units are convertible into Class C OP Units at a conversion ratio of 1.6667 Class C OP Units for each one Class M OP Unit (adjusted for the 1:3 reverse stock split on February 1, 2021), subject to a reduction in the conversion ratio (which reduction will vary depending upon the amount of time held) if the exchange occurs prior to the four-year anniversary of the completion of the Self-Management Transaction. In the event that the Class M OP Units are converted into Class C OP Units prior to December 31, 2023, such Class M OP Units shall be exchanged at the rate indicated below:

Date of Exchange	Early Conversion Rate
From December 31, 2020 to December 30, 2021	50% of the Class M conversion ratio
From December 31, 2021 to December 30, 2022	60% of the Class M conversion ratio
From December 31, 2022 to December 30, 2023	70% of the Class M conversion ratio

The Class M OP Units are eligible for an increase in the conversion ratio (conversion ratio enhancement) if the Company achieves both of the targets for AUM and AFFO in a given year as set forth below and as adjusted for the 1:3 reverse stock split:

	Hurdles
	AUM ($ in billions)	AFFO Per Share ($)	Class M Conversion Ratio
Initial Conversion Ratio			1:1.6667
Fiscal Year 2021	$0.860	$1.77	1:1.9167
Fiscal Year 2022	$1.175	$1.95	1:2.5000
Fiscal Year 2023	$1.551	$2.10	1:3.0000

Based on the current conversion ratio of 1.6667 Class C OP Units (adjusted for the 1:3 reverse stock split) for each one Class M OP Unit, if a Class M OP Unit is converted on or after December 31, 2023, and based on the NAV per share of $27.29 (unaudited) as of September 30, 2021, a Class M OP Unit would be valued at $45.48 (unaudited). This NAV does not reflect the early conversion rate or the future conversion enhancement ratio of the Class M OP Units and Class P OP Units, as discussed above.

Class P OP Units

The Company also issued a portion of the Class P OP Units described below in connection with the Self-Management Transaction. The Class P OP Units are intended to be treated as “profits interests” in the Operating Partnership, which are non-voting, non-dividend accruing, and are not able to be transferred or exchanged prior to the earlier of (1) March 31, 2024, (2) a change of control (as defined in the Third Amended and Restated Agreement of Limited Partnership of the Operating Partnership, as amended (the “Amended OP Agreement”)), or (3) the date of the recipient's involuntary termination (as defined in the relevant award agreement for the Class P OP Units) (collectively, the “Lockup Period”). Following the expiration of the Lockup Period, the Class P OP Units are convertible into Class C OP Units at a conversion ratio of 1.6667 Class C OP Units (adjusted for the 1:3 reverse stock split) for each one Class P OP Unit; provided, however, that the foregoing conversion ratio shall be subject to increase on generally the same terms and conditions as the Class M OP Units, as set forth above.

The Company issued a total of 56,029 Class P OP Units to Messrs. Aaron S. Halfacre, the Company’s Chief Executive Officer and President, and Raymond J. Pacini, the Company’s Chief Financial Officer, including 26,318 Class P OP Units issued in exchange for Messrs. Halfacre's and Pacini's agreements to forfeit a similar number of restricted units in BrixInvest in connection with the Self-Management Transaction. The remaining 29,711 Class P OP Units were issued to these executives as a portion of their incentive compensation for 2020 in connection with their entry into restrictive covenant agreements. The 29,711 Class P OP Units were valued based on the estimated NAV per share of $30.48 (unaudited and adjusted for the 1:3 reverse stock split) when issued on December 31, 2019 and the expected minimum conversion ratio of 1.6667 Class C OP Units (adjusted for the 1:3 reverse stock split) for each one Class P OP Unit, which resulted in a valuation of $1,509,319. This amount is amortized on a straight-line basis over 51 months through March 31, 2024, the expected vesting date of the units, as a periodic charge to stock compensation expense.

During the three months ended September 30, 2021 and 2020, the Company amortized and charged $88,783 and $88,784, respectively, and during the nine months ended September 30, 2021 and 2020, the Company amortized and charged $266,350 and $266,350, respectively, to stock compensation expense. The unamortized value of these units was $887,835 as of September 30, 2021.

Under the Amended OP Agreement, once the Class M OP Units or Class P OP Units are converted into Class C OP Units, they will be exchangeable for the Company’s shares of Class C common stock on a 1-for-1 basis, or for cash at the sole and absolute discretion of the Company. The Company recorded the ownership interests of the Class M OP Units and Class P OP Units as noncontrolling interests in the Operating Partnership, representing a combined total of approximately 13% of the equity in the Operating Partnership on December 31, 2019.
Class R OP Units

On January 25, 2021, the compensation committee of the Company's board of directors recommended, and the board of directors approved, the grant of 120,000 Class R OP Units to Mr. Halfacre in recognition of his voluntary reduction in his 2020 compensation plus 512,000 Class R OP Units to Mr. Halfacre as equity incentive compensation for the next three years, and the grant of 100,000 Class R OP Units to Mr. Pacini as equity incentive compensation for the next three years. An additional 348,000 Class R OP Units were granted to the rest of the employees of the Company. All Class R OP Units granted vest on January 25, 2024 and are then mandatorily convertible into Class C OP Units on March 31, 2024 at a conversion ratio of 1:1, which conversion ratio can increase to 1:2.5 Class C OP Units if the Company generates funds from operations of $1.05, or more, per weighted average fully-diluted share outstanding for the year ending December 31, 2023. The Company has initially concluded that as of each quarter end, including September 30, 2021, achieving the performance target is not deemed probable and will adjust compensation expense prospectively if achieving the enhancement is deemed probable in the future.

As a result of the Company’s 1:3 reverse stock split on February 1, 2021, Mr. Halfacre’s, Mr. Pacini’s and the remaining employees’ Class R OP Units were adjusted to 210,667 Class R OP Units, 33,333 Class R OP Units and 116,000 Class R OP Units, respectively, for a total of 360,000 Class R OP Units outstanding after adjustment for the 1:3 reverse stock split on February 1, 2021. Stock compensation expense related to the 360,000 Class R OP Units is based on the estimated value per share, including a discount for the illiquid nature of the underlying equity, and will be recognized over the three-year vesting period. During the three and nine months ended September 30, 2021, 5,663 and 6,997 Class R OP Units, respectively were forfeited due to the departure of employees.

During the three and nine months ended September 30, 2021, the Company amortized and charged $559,827 and $1,573,991, respectively, to stock compensation expense for the Class R OP Units since the grant date, adjusted for the reversal of the previous amortization of the forfeited units. The unamortized value of these units was $5,421,040 as of September 30, 2021.

NOTE 3. MERGER AND SELF-MANAGEMENT TRANSACTION

REIT I Merger Transaction

On December 31, 2019, pursuant to the Merger Agreement, the Company completed the acquisition of REIT I. The Company's stockholders approved the Merger contemplated by the Merger Agreement at the Annual Meeting of Stockholders held on December 17, 2019 (the “Annual Meeting”). The shareholders of REIT I approved the Merger contemplated by the Merger Agreement at REIT I’s Special Meeting of Shareholders, also held on December 17, 2019. On December 31, 2019, REIT I merged with and into Merger Sub, which survived the Merger as the Company's direct, wholly-owned subsidiary. At such time, the separate existence of REIT I ceased. The acquisition primarily included 20 single-tenant commercial properties and related tenant receivables, mortgage notes payable and accounts payable, in exchange for Merger consideration for each of REIT I's common shares (the “REIT I Common Shares”) issued and outstanding immediately prior to the Merger, other than the REIT I Common Shares owned by the Company, which were automatically canceled and retired, and converted into the right to receive one share of the Company's Class C common stock, with any fractional REIT I Common Shares converted into a corresponding number of fractional shares of the Company’s Class C common stock. As a result, the Company issued 2,680,740.5 shares (adjusted for the 1:3 reverse stock split) of its Class C common stock to former shareholders of REIT I. As further discussed in Note 5, prior to the merger of REIT I with and into Merger Sub on December 31, 2019, the Company had an approximate 4.8% ownership interest in REIT I.

Accounting Treatment

While the Merger transaction was treated legally as a merger of the two entities, for accounting purposes, the transaction was treated as an asset acquisition under GAAP because REIT I did not possess the capability to operate its properties to generate revenue since it had no workforce. It was dependent on its advisor and did not possess the processes to perform asset management, property purchase and sale transactions or the resulting revenue generation on a stand-alone basis. The real estate assets acquired are similar in nature to each other and represent substantially all of the fair value of the assets acquired. While there are some dissimilarities, including the nature of the use (retail, industrial and office), each of the properties was subject to a multi-year lease with a single creditworthy tenant and the properties had similar risk profiles, generally including a mortgage secured only by the property. In addition, 17 of the 20 properties (approximately 93% by value as of the transaction date) were located in California and therefore subject to California law. Further, all properties were managed without on-site offices. Also, as Merger Sub, not REIT I, was the surviving entity, there was no entity level debt and there was no contingent consideration paid, as would be typical in the purchase of an operating business.

The assets and liabilities acquired in the Merger were recorded at their estimated fair value as determined as of December 31, 2019, including normal adjustments for the values of lease-in-place and above/below market leases and premium/discount on outstanding mortgage notes payable. The Company incurred approximately $3,044,000 of acquisition-related transaction costs during 2019. These acquisition-related transaction costs were capitalized to the acquired real estate assets. As the transaction closed on the final day of the year, the Merger did not have an impact on the Company's consolidated statement of operations for the year ended December 31, 2019.

Purchase Price Allocation

The Company accounted for the Merger in accordance with the accounting standards codification guidance for business combinations, whereby the total purchase price was allocated to the acquired net tangible and intangible assets based on their estimated fair values as of the closing date. As of December 31, 2019, the Company had substantially completed its process for measuring the fair values of the assets acquired and liabilities assumed based on information available as of the closing date.

The following table summarizes the allocation of the purchase price to the fair values assigned to the REIT I assets acquired and liabilities assumed as of December 31, 2019, the Merger closing date. These fair values are based on internal Company and independent external third-party valuations:

Fair Values Assigned	December 31, 2019
Assets:
Real estate property, including above/below lease intangibles	$151,099,097
Cash and cash equivalents	1,612,331
Tenant receivable	310,169
Prepaid expenses and other assets	51,924
Liabilities:
Mortgage notes payable, net	(62,985,425)
Accounts payable and other liabilities	(2,243,156)
Net	87,844,940
Less: Cancellation of investment in REIT I (Note 5)	(3,091,489)
Capitalized transaction-related costs	(3,044,480)
Net Assets Acquired	$81,708,971

Self-Management Transaction

On September 19, 2019, the Company, the Operating Partnership, BrixInvest and Daisho entered into the Contribution Agreement pursuant to which the Company agreed to acquire substantially all of the net assets of BrixInvest in exchange for 657,949.5 Class M OP Units in the Operating Partnership and assumed certain liabilities. On December 31, 2019, the Self-Management Transaction was completed.

Prior to the closing of the Self-Management Transaction: (i) substantially all of BrixInvest’s assets and liabilities were contributed to Daisho’s wholly-owned subsidiary, modiv, LLC, a Delaware limited liability company (“modiv, LLC”); and (ii) BrixInvest spun off Daisho to the BrixInvest members (the “Spin Off”). Pursuant to the Self-Management Transaction, Daisho contributed to the Operating Partnership all of the membership interests in modiv, LLC in exchange for the Class M OP Units.

As a result of the Self-Management Transaction, BrixInvest, through its subsidiary, Daisho, transferred all of its operating assets, including but not limited to: (i) all personal property used in or necessary for the conduct of BrixInvest’s business; (ii) intellectual property, goodwill, licenses and sublicenses granted and obtained with respect thereto and certain domain names; (iii) all continuing employees and (iv) certain other assets and liabilities, to modiv, LLC and distributed 100% of the ownership interests in Daisho to the members of BrixInvest in the Spin Off.

BrixInvest had been engaged in the business of serving as the sponsor platform supporting the operations of the Company, REIT I and, prior to October 28, 2019, BRIX REIT, Inc. (“BRIX REIT”), including serving, directly or indirectly, as advisor and property manager to the Company, REIT I and, until October 28, 2019, BRIX REIT.

As a result of the Merger and the Self-Management Transaction, effective December 31, 2019, the Company, its Former Advisor and BrixInvest, which wholly owned the Company's Former Advisor, mutually agreed to terminate the Advisory Agreement, and the Company became self-managed. Accordingly, disclosures with regard to the Advisory Agreement elsewhere in this Annual Report on Form 10-K pertain only to transactions with the Company's Former Advisor through December 31, 2019.

Amendments to Operating Partnership Agreement

On December 31, 2019, the Company, the Operating Partnership and NNN LP entered into the Second Amended and Restated Agreement of Limited Partnership (the “Amended OP Agreement”), which amended the Amended and Restated Agreement of Limited Partnership of the Operating Partnership dated August 11, 2017. The amendments included amending the name of the Operating Partnership from “Rich Uncles NNN Operating Partnership, LP” to “RW Holdings NNN REIT Operating Partnership, LP” and providing the terms of the Class M OP Units and Class P OP Units issued in connection with the Self-Management Transaction and further described below.

The Class M OP Units were issued to Daisho on December 31, 2019 in connection with the Self-Management Transaction and are non-voting, non-dividend accruing, and were not able to be converted or exchanged prior to the one-year anniversary of the completion of the Self-Management Transaction. Investors holding units in BrixInvest received Daisho units in a ratio of 1:1 for an aggregate of 657,949.5 Daisho units. During 2020, Daisho distributed the Class M OP Units to its members and the Class M OP Units will become convertible into units of Class C limited partnership interest in the Operating Partnership (“Class C OP Units”) at a conversion ratio of 1.6667 Class C OP Units (adjusted for the 1:3 reverse stock split) for each one Class M OP Unit, subject to a reduction in the conversion ratio (which reduction will vary depending upon the amount of time held) if the exchange occurs prior to the four-year anniversary of the completion of the Self-Management Transaction. In the event that the Class M OP Units are converted into Class C OP Units prior to December 31, 2023, such Class M OP Units shall be exchanged at the rate indicated below:

Date of Exchange	Early Conversion Rate
From December 31, 2020 to December 30, 2021	50% of the Class M conversion ratio
From December 31, 2021 to December 30, 2022	60% of the Class M conversion ratio
From December 31, 2022 to December 30, 2023	70% of the Class M conversion ratio

The Class M OP Units are eligible for an increase in the conversion ratio (conversion ratio enhancement) if the Company achieves both of the targets for assets under management (“AUM”) and adjusted funds from operations (“AFFO”) in a given year as set forth below and as adjusted for the 1:3 reverse stock split:

	Hurdles
	AUM ($ in billions)	AFFO Per Share ($)	Class M Conversion Ratio
Initial Conversion Ratio			1:1.6667
Fiscal Year 2021	$0.860	$1.77	1:1.9167
Fiscal Year 2022	$1.175	$1.95	1:2.5000
Fiscal Year 2023	$1.551	$2.10	1:3.0000

Based on the current conversion ratio of 1.6667 Class C OP Units (adjusted for the 1:3 reverse stock split) for each one Class M OP Unit, if a Class M OP Unit is converted on or after December 31, 2023, and based on the NAV per share of $21.01 (unaudited and adjusted for the 1:3 reverse stock split) as of December 31, 2020, a Class M OP Unit would be valued at $35.02 (unaudited and adjusted for the 1:3 reverse stock split). The current NAV does not impact the early conversion rate or the future conversion enhancement ratio of the Class M OP Units and Class P OP Units.

The Company also issued a portion of the Class P OP Units described below in connection with the Self-Management Transaction. The Class P OP Units are intended to be treated as “profits interests” in the Operating Partnership, which are non-voting, non-dividend accruing, and are not able to be transferred or exchanged prior to the earlier of (1) March 31, 2024, (2) a change of control (as defined in the Amended OP Agreement), or (3) the date of the recipient's involuntary termination (as defined in the relevant award agreement for the Class P OP Units) (collectively, the “Lockup Period”). Following the expiration of the Lockup Period, the Class P OP Units are convertible into Class C OP Units at a conversion ratio of 1.6667 Class C OP Units (adjusted for the 1:3 reverse stock split) for each one Class P OP Unit; provided, however, that the foregoing conversion ratio shall be subject to increase on generally the same terms and conditions as the Class M OP Units, as set forth above.

The Company issued a total of 56,029 Class P OP Units to Messrs. Halfacre and Raymond J. Pacini, the Company's Chief Financial Officer, including 26,318 Class P OP Units issued in exchange for Messrs. Halfacre's and Pacini's agreements to forfeit a similar number of restricted units in BrixInvest in connection with the Self-Management Transaction. The remaining 29,711 Class P OP Units were issued to these executives as a portion of their incentive compensation for 2020 in connection with their entry into restrictive covenant agreements. The 29,711 Class P OP Units were valued based on the estimated NAV per share of $30.48 (unaudited and adjusted for the 1:3 reverse stock split) when issued on December 31, 2019 and the expected minimum conversion ratio of 1.6667 Class C OP Units (adjusted for the 1:3 reverse stock split)for each one Class P OP Unit, which resulted in a valuation of $1,509,319. This amount is amortized on a straight-line basis over 51 months through March 31, 2024, the expected vesting date of the units, as a periodic charge to stock compensation expense. During the year ended December 31, 2020, the Company amortized and charged $355,133 to stock compensation expense. The unamortized value of these units was $1,154,186 as of December 31, 2020.

Under the Amended OP Agreement, once the Class M OP Units or Class P OP Units are converted into Class C OP Units, they will be exchangeable for the Company’s shares of Class C common stock on a 1-for-1 basis, or for cash at the sole and absolute discretion of the Company. The Company recorded the ownership interest of the Class M OP Units and Class P OP Units as a noncontrolling interest in the Operating Partnership representing a combined total of approximately 13% of equity in the Operating Partnership as of December 31, 2019.

On February 1, 2021, the Company, the Operating Partnership and the limited partners of the Operating Partnership entered into the Third Amended and Restated Agreement of Limited Partnership, which further amended the Amended OP Agreement dated December 31, 2019. The amendments included amending the name of the Operating Partnership from “RW Holdings NNN REIT Operating Partnership, LP” to “Modiv Operating Partnership, LP” and providing the terms of the Class R OP Units granted to employees as further described in Note 11.

Registration Rights Agreement

On December 31, 2019, the Company, the Operating Partnership and Daisho entered into a Registration Rights Agreement pursuant to which Daisho (or any successor holder) has the right, after one year from the date of the Self-Management Transaction, to request that the Company register for resale under the Securities Act shares of the Company's Class C common stock issued or issuable to such holder in exchange for the Class C OP Units as described above.

Accounting Treatment

In accordance with GAAP, the Company accounted for the Self-Management Transaction as an acquisition of a business in accordance with the accounting standards codification guidance for business combinations because the parties to the transaction were not under common control and the acquisition was for an integrated set of activities and assets, consisting of inputs (executives and staff with knowledge and experience) and processes (operating a real estate investment trust and online investor website platform) that contribute to the creation of outputs (real estate transactions, asset management and generation of investors). Therefore, the total consideration transferred was allocated to the acquired net tangible and intangible assets based on their estimated fair values as of December 31, 2019.

The fair value measurement of the consideration transferred is based on significant inputs not observable in the market and thus represent a Level 3 measurement as discussed in Note 2. The key assumptions used in estimating the fair value of the Class M OP Units and the Class P OP Units included projections for (i) property acquisitions and changes in property values, (ii) new investors, and (iii) follow on investments by existing stockholders. The consideration transferred in the Self-Management Transaction was determined to have a fair value of $50,603,000 as of December 31, 2019 based on a probability weighted analysis of achieving the requisite AUM and AFFO hurdles. The Class M OP Units and the 26,318 Class P OP Units issued in connection with the Self-Management Transaction are treated as permanent equity of the Company for accounting purposes because the Class M OP Units and the Class P OP Units are not mandatorily redeemable by the Company. In addition, there is no unconditional obligation to issue a variable number of shares; the Class M OP Units and the Class P OP Units are issued in the form of shares and as such would not represent a financial instrument other than an outstanding share that embodies a conditional obligation and they do not possess the characteristics of freestanding derivatives. Moreover, they are not redeemable for cash or other assets at the option of the holder or upon the occurrence of an event that is not solely within the control of the Company. The Class M OP Units and the Class P OP Units are a single financial instrument, including the conversion ratio enhancement, which cannot be detached and is not separately exercisable.

As of December 31, 2019, the Company has substantially completed its process for measuring the fair values of the assets acquired and liabilities assumed based on information available as of the closing date. The Company incurred $1,468,913 in costs in connection with the Self-Management Transaction, which are included in the accompanying consolidated statement of operations for the year ended December 31, 2019 and an additional $201,920 in post-closing costs incurred during the year ended December 31, 2020.

Purchase Price Allocation

The following table summarizes the allocation of the purchase price to the fair values assigned to the BrixInvest assets acquired and liabilities assumed as of December 31, 2019, the closing date of the Self-Management Transaction. These fair values are based on internal Company and independent external third-party valuations:

Fair Values Assigned	December 31, 2019
Assets:
Cash and cash equivalents	$(204,176)
Prepaid expenses and other assets	(305,212)
Operating lease right-of-use asset	(2,386,877)
Intangible assets	(7,700,000)
Liabilities:
Short-term notes payable	4,800,000
Due to affiliates	630,820
Bank line of credit	800,000
Accounts payable and other liabilities	2,070,968
Operating lease liability	2,386,877
Net	92,400
Add: Cancellation of investment in the Company	(107,400)
Less: Contribution of Class M OP Units and Class P OP Units	50,603,000
Goodwill	$(50,588,000)

Prior to the closing of the Self-Management Transaction, BrixInvest held 3,580 shares (adjusted for the 1:3 reverse stock split) of Class C common stock in the Company, purchased at $30.00 per share (adjusted for the 1:3 reverse stock split). These shares were canceled in connection with the Self-Management Transaction.

Goodwill

The goodwill recognized was primarily attributable to the Company's ability to be self-managed, the value of the workforce which could facilitate growth opportunities from both existing and new investment income streams and the ability to offer new products, the investor platform acquired from BrixInvest and its expected synergies resulting from the Self-Management Transaction and the Merger. Key areas of expected cost synergies included increased purchasing power for acquiring properties, lower financing costs and administrative efficiencies. Goodwill was expected to be mostly non-deductible for tax purposes. As permitted under ASC 805 for business combinations, the Company recorded goodwill because the purchase price of the Self-Management Transaction exceeded the estimated fair value of net identified tangible and intangible assets acquired.

However, the current COVID-19 pandemic in the United States and globally, and the magnitude and uncertain duration of the economic impacts, have resulted in challenges in attracting investor equity during this period of economic weakness and volatility. The disruption in the Company's Offerings was expected to have a protracted impact on capital raising, and the recessionary pressures on the economy resulted in real estate market uncertainty and an approximate 14% decrease in the estimated fair value of the Company’s real estate properties as of April 30, 2020 as compared with the estimated fair value of the Company’s real estate properties as of December 31, 2019 (see discussion of the Company's updated estimated NAV per share approved on May 20, 2020 in Note 1). Given these circumstances, the Company revised its capital raise projections, its projections of new investment and other factors contributing to the Company's analysis of estimated fair value of its consolidated business operations. The Company performed a quantitative analysis for its single reporting unit to compare the estimated fair value of the Company’s net tangible and intangible assets, including the estimated fair value of the business acquired from its Former Sponsor, to the carrying value of its net tangible and intangible assets as of March 31, 2020. Since the estimated fair value of the Company’s net tangible and intangible assets was less than the carrying amount of its net tangible and intangible assets, the Company recorded a goodwill impairment charge of $33,267,143 during the quarter ended March 31, 2020. The Company conducted its annual impairment analysis as of December 31, 2020 using the qualitative factors discussed in Note 2 and concluded that no additional impairment to goodwill was necessary.

The net carrying amount of goodwill as of December 31, 2020 and 2019 is as follows:

	December 31,
	2020	2019
Goodwill	$17,320,857	$50,588,000

Intangible Assets Acquired

The allocation of the purchase price to the net assets acquired in the Self-Management Transaction resulted in the recognition of $7,700,000 of intangible assets as of the December 31, 2019 closing date. The fair values of the acquired investor lists and developed technology assets, primarily the investor online platform, were determined using the adjusted cost approach, which approximates fair value. The useful lives of the intangible assets were determined based on the period of expected cash flows used to measure the fair value of the intangible assets adjusted as appropriate for entity-specific factors including legal, regulatory, contractual, competitive, economic, and/or other factors that may limit the useful life of the respective intangible asset.

Intangible assets, net as of December 31, 2020 and 2019 and related useful lives were as follows:

Weighted-		December 31,
Intangible Assets	Average Useful Life	2020	2019
Investor list, net	5.0 years	$3,494,740	$4,800,000
Web services technology, domains and licenses	3.0 years	3,466,102	2,900,000
		6,960,842	7,700,000
Accumulated amortization		(1,833,054)	—
Net		$5,127,788	$7,700,000

No amortization expense was recorded for the intangible assets resulting from the acquisition of BrixInvest assets for the year ended December 31, 2019 due to the closing date having been on the final day of the fiscal year.

During the year ended December 31, 2020, the Company acquired additional web services technology, domains and licenses intangible assets of $566,102, respectively. Amortization expense for the year ended December 31, 2020 amounted to $1,833,054.

As discussed above, the COVID-19 pandemic has caused significant disruptions in the economy and uncertainties in the investment markets. Based on the impacts on the Company's investors and the economy, the Company evaluated the fair value of intangibles to determine if they exceeded the respective carrying values and determined that a portion of the investor list would no longer be viable and, therefore, an impairment charge of $1,305,260 was recorded during the quarter ended March 31, 2020. The Company conducted its annual impairment analysis of additional intangible assets as of December 31, 2020 using the qualitative factors discussed in Note 2 and concluded that no additional impairment was necessary.

The estimated amortization expense for the succeeding fiscal years is as follows: 2021, $1,840,576; 2022, $1,840,576; 2023, $749,978; and 2024, $696,658.